Schedule II, Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	[1]	$ 76.8	$ 71.4	$ 73.4
Charged to Costs & Expenses		31.0	31.6	26.0
Impact of Currency		(0.7)	(0.9)	(0.7)
Charged to Other Accounts	[2]	0.1	0.0	0.9
Write Offs, Write Downs & Deductions		(25.3)	(25.3)	(28.2)
Ending balance	[1]	$ 81.9	$ 76.8	$ 71.4

[1]	Amounts include allowance for doubtful accounts classified as current and noncurrent.
[2]	Amounts related to businesses acquired, net of amounts related to businesses disposed.